Shareholder Fees {- Strategic Advisers Alternatives Fund}	Jul. 01, 2022 USD ($)
NF_05.31 Strategic Advisers Alternatives Fund Pro-01 | Strategic Advisers Alternatives Fund
Shareholder Fees:
(fees paid directly from your investment)	none